UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                             Commerce Capital Funds
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-733-4544

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.

THE ADVISORS'
INNER CIRCLE FUND


COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND --
INSTITUTIONAL CLASS SHARES
SEMI-ANNUAL REPORT
APRIL 30, 2003

[LOGO OMITTED]
COMMERCE
  CAPITAL
    MARKETS

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to Shareholders ...............................................   1
Statement of Net Assets ..............................................   2
Statement of Operations ..............................................   5
Statement of Changes in Net Assets ...................................   6
Financial Highlights .................................................   7
Notes to the Financial Statements ....................................   8
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
April 30, 2003

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Commerce Capital Government Money Market Fund (the "Fund") for April 30, 2003. During the six month period under review, short-term rates dropped to their lowest levels in more than four decades. The Federal Open Market Committee (FOMC) lowered the Fed Funds target rate by 50 basis points to 1.25% at its November 6, 2002 meeting while changing its assessment of economic condition to "balanced" risk. The Fed Funds target rate remained at 1.25% throughout this six month period with the FOMC declining to give an assessment for the economy during the March 18, 2003 meeting. At that time, the members cited the then pending war with Iraq as the reason for their inability to accurately assess the economy.

During most of the period under review, economic activity remained sluggish and the labor market continued to be soft throughout. Toward the end of the six month period, economic activity began to increase although the labor market did not begin a recovery. The average weekly jobless claims remained over 400,000 and the unemployment rate was 6.0% at the end of April. The extremely low mortgage rates kept the housing market active across the country. Consumer confidence surged in April with the end of the war with Iraq. The stock market also rebounded in April while corporate credit quality remained stable. Inflation remained low and did not pose a problem for the economy.

As always, credit quality and liquidity are the primary focus in our investment strategy for the Fund. The decline in short-term interest rates impacted the yields of short-term securities purchased by the Fund. This caused a corresponding decline in the yield of the Fund. The yield of the Fund will continue to be impacted by the Federal Reserve's monetary policy. In this environment, we will continue to pursue investments that provide competitive money market returns commensurate with the Fund's objectives of preservation of principal and liquidity.

We appreciate your participation in the Fund.

Sincerely,

\s\ DIANE ALLARD
----------------

Diane Allard
Vice President/Fund Manager

STATEMENT OF NET ASSETS                                         COMMERCE CAPITAL
APRIL 30, 2003 (UNAUDITED)                                      GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATION -- 2.2%

                                                          FACE       MARKET
                                                         AMOUNT       VALUE
                                                       ---------- ------------

   U.S. Treasury Bill (A)
      1.120%, 05/01/03 ............................... $5,000,000 $  5,000,000
                                                                  ------------
   TOTAL U.S. TREASURY OBLIGATION
      (Cost $5,000,000) ..............................               5,000,000
                                                                  ------------

 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 45.0%

   FFCB Discount Notes (A)
      1.160%, 06/20/03 ...............................  5,000,000    4,991,944
      1.160%, 07/11/03 ...............................  5,000,000    4,988,561
   FHLB Discount Notes (A)
      1.170%, 05/02/03 ...............................  3,000,000    2,999,902
      1.110%, 05/09/03 ...............................  3,000,000    2,999,260
      1.180%, 05/21/03 ...............................  3,000,000    2,998,033
      1.170%, 05/23/03 ...............................  5,000,000    4,996,440
      1.190%, 06/06/03 ...............................  3,000,000    2,996,430
      1.180%, 06/25/03 ...............................  3,000,000    2,994,592
   FHLB, Ser KF04, Callable 06/19/03 @ 100
      1.300%, 04/12/04 ...............................  3,000,000    2,998,318
   FHLB, Ser NI04, Callable 7/15/03 @ 100
      1.400%, 05/10/04 ...............................  3,000,000    3,000,000
   FHLB, Ser NQ04, Callable 10/16/03 @ 100
      1.375%, 05/11/04 ...............................  3,000,000    3,000,000
   FHLMC Discount Notes (A)
      1.100%, 05/06/03 ...............................  3,000,000    2,999,542
      1.110%, 05/08/03 ...............................  3,000,000    2,999,352
      1.190%, 05/20/03 ...............................  3,000,000    2,998,116
      1.160%, 06/03/03 ...............................  3,000,000    2,996,810
      1.160%, 06/09/03 ...............................  3,000,000    2,996,198
      1.200%, 06/10/03 ...............................  3,000,000    2,996,000
      1.250%, 06/19/03 ...............................  3,000,000    2,995,263
      1.170%, 06/24/03 ...............................  3,000,000    2,994,735
      1.160%, 07/03/03 ...............................  3,000,000    2,993,910
      1.180%, 07/10/03 ...............................  3,000,000    2,993,117
   FNMA Discount Notes (A)
      1.260%, 05/07/03 ...............................  3,000,000    2,999,450
      1.110%, 05/21/03 ...............................  3,000,000    2,998,150
      1.170%, 05/30/03 ...............................  3,000,000    2,997,173

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                  COMMERCE CAPITAL
APRIL 30, 2003 (UNAUDITED)                               GOVERNMENT MONEY
                                                         MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
                                                           FACE       MARKET
                                                          AMOUNT       VALUE
                                                        ---------- ------------
      1.190%, 06/02/03 ...............................  $3,000,000 $  2,996,827
      1.220%, 06/04/03 ...............................   3,000,000    2,996,685
      1.200%, 06/11/03 ...............................   3,000,000    2,995,900
      1.190%, 06/13/03 ...............................   3,000,000    2,995,736
      1.180%, 06/18/03 ...............................   3,000,000    2,995,280
      1.180%, 06/24/03 ...............................   3,000,000    2,994,690
      1.170%, 06/25/03 ...............................   3,000,000    2,994,638
      1.330%, 01/09/04 ...............................   3,000,000    2,971,959
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $101,863,011) ............................              101,863,011
                                                                   ------------

 REPURCHASE AGREEMENTS -- 52.8%

   ABN-AMRO, 1.250%, dated 04/30/03,
      matures 05/01/03, repurchase price $46,345,089
      (collateralized by U.S. Treasury Bills,
      total market value $47,271,222) ................  46,343,480   46,343,480
   Credit Suisse First Boston, 1.250%, dated 04/30/03,
      matures 05/01/03, repurchase price $9,023,883
      (collateralized by U.S. Government Obligations,
      total market value $9,207,518) .................   9,023,570    9,023,570
   JP Morgan Chase, 1.250%, dated 04/30/03,
      matures 05/01/03, repurchase price $9,000,313
      (collateralized by U.S. Government Obligations,
      total market value $9,181,855) .................   9,000,000    9,000,000
   Salomon Smith Barney, 1.250%, dated 04/30/03,
      matures 05/01/03, repurchase price $45,914,600
      (collateralized by U.S. Government Obligations,
      total market value $46,831,266) ................  45,913,006   45,913,006
   UBS Warburg, 1.250%, dated 04/30/03,
      matures 05/01/03, repurchase price $9,000,313
      (collateralized by U.S. Government Obligations,
      total market value $9,185,028) .................   9,000,000    9,000,000
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $119,280,056) ............................              119,280,056
                                                                   ------------
   TOTAL INVESTMENTS-- 100.0%
      (Cost $226,143,067) ............................              226,143,067
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                  COMMERCE CAPITAL
APRIL 30, 2003 (UNAUDITED)                               GOVERNMENT MONEY
                                                         MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 0.0%

                                                                      VALUE
                                                                     -------
   Investment Advisory Fees Payable ..................            $    (65,001)
   Administrative Fees Payable .......................                 (12,708)
   Distribution Fees Payable .........................                  (3,632)
   Other Assets and Liabilities, Net .................                 (10,998)
                                                                  ------------
   TOTAL OTHER ASSETS AND LIABILITIES ................                 (92,339)
                                                                  ------------

 NET ASSETS CONSIST OF:

   Portfolio Shares of Institutional Class
      (unlimited authorization-- no par value)
      based on 194,195,042 outstanding shares
      of beneficial interest .........................             194,195,042
   Portfolio Shares of Administration Class
      (unlimited authorization-- no par value)
      based on 31,854,859 outstanding shares
      of beneficial interest .........................              31,854,859
   Accumulated net realized gain on investments ......                     827
                                                                  ------------
   TOTAL NET ASSETS -- 100.0% ........................            $226,050,728
                                                                  ============
   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class Shares ..                   $1.00
                                                                  ============
   Net Asset Value, Offering and Redemption
      Price Per Share -- Administration Class Shares .                   $1.00
                                                                  ============
  FFCB  FEDERAL FARM CREDIT BANK
  FHLB  FEDERAL HOME LOAN BANK
 FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
  FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
   SER  SERIES
   (A) THE RATE REFLECTED REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT TIME OF PURCHASE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                                         COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

                                                                    NOVEMBER 1,
                                                                      2002 TO
                                                                     APRIL 30,
                                                                         2003
                                                                    (UNAUDITED)
                                                                   ------------
INVESTMENT INCOME
Interest Income ................................................   $ 1,007,755
                                                                   -----------
   TOTAL INVESTMENT INCOME .....................................     1,007,755
                                                                   -----------
EXPENSES
Investment Advisory Fees .......................................       395,062
Administrative Fees ............................................        55,308
Distribution Fees (1) ..........................................         3,632
Professional Fees ..............................................        29,239
Amortization of Deferred Offering Costs ........................        14,598
Transfer Agent Fees ............................................        12,028
Custodian Fees .................................................        10,191
Registration and Filing Fees ...................................         7,735
Printing Fees ..................................................         5,473
Trustees' Fees .................................................         3,048
Insurance and Other Fees .......................................        13,131
                                                                   -----------
   TOTAL EXPENSES ..............................................       549,445
Less:
Waiver of Investment Advisory Fees .............................      (150,746)
                                                                   -----------
NET EXPENSES ...................................................       398,699
                                                                   -----------
NET INVESTMENT INCOME ..........................................       609,056
                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS ...............................           827
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................   $   609,883
                                                                   ===========

(1) Distribution Fees are charged on Administration Class Shares

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                              COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

                                                      SIX MONTHS     SEPTEMBER 9,
                                                         ENDED         2002* TO
                                                    APRIL 30, 2003   OCTOBER 31,
                                                      (UNAUDITED)        2002
                                                    --------------   ------------
OPERATIONS:
   Net Investment Income ........................   $     609,056    $     261,719
                                                    -------------    -------------
   Net Realized Gain on Investments .............             827               --
                                                    -------------    -------------
   Net Increase in Net Assets Resulting
     from Operations ............................         609,883          261,719
                                                    -------------    -------------
DISTRIBUTIONS:
   Net Investment Income
     Institutional Class Shares .................        (602,551)        (261,719)
     Administration Class Shares ................          (6,505)              --
                                                    -------------    -------------
   Total Distributions ..........................        (609,056)        (261,719)
                                                    -------------    -------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Issued
       Institutional Class Shares ...............     573,067,821      257,610,257
       Administration Class Shares ..............      32,916,283               --
   In Lieu of Cash Distributions
       Institutional Class Shares ...............         571,861          261,719
       Administration Class Shares ..............           6,505               --
   Redeemed
       Institutional Class Shares ...............    (533,611,829)    (103,704,787)
       Administration Class Shares ..............      (1,067,929)              --
                                                    -------------    -------------
      Net Institutional Class Share Transactions       40,027,853      154,167,189
      Net Administration Class Share Transactions      31,854,859               --
                                                    -------------    -------------
     Net Increase in Net Assets from
         Capital Share Transactions .............      71,882,712      154,167,189
                                                    -------------    -------------
     Total Increase in Net Assets ...............      71,883,539      154,167,189

NET ASSETS:
   Beginning of Period ..........................     154,167,189               --
                                                    -------------    -------------
   End of Period ................................   $ 226,050,728    $ 154,167,189
                                                    =============    =============

  * COMMENCEMENT OF OPERATIONS
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                            COMMERCE CAPITAL
APRIL 30, 2003                                                  GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                INSTITUTIONAL CLASS SHARES
                                               -----------------------------
                                                  SIX MONTHS   SEPTEMBER 9,
                                                     ENDED       2002* TO
                                                APRIL 30, 2003  OCTOBER 31,
                                                  (UNAUDITED)      2002
                                                -------------- -------------

Net Asset Value, Beginning of Period ............  $   1.00      $   1.00
                                                   --------      --------
Income from Investment Operations:
   Net Investment Income ........................      0.00**        0.00**
                                                   --------      --------
   Total from Investment Operations .............      0.00**        0.00**
                                                   --------      --------
Distributions:
   Net Investment Income ........................      0.00**        0.00**
                                                   --------      --------
     Total Distributions ........................      0.00**        0.00**
                                                   --------      --------
Net Asset Value, End of Period ..................  $   1.00      $   1.00
                                                   ========      ========
TOTAL RETURN+ ...................................      0.39%         0.18%
                                                   ========      ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) .................  $194,196      $154,167
Ratio of Expenses to Average Net Assets .........      0.50%++       0.50%++
Ratio of Net Investment Income
   to Average Net Assets ........................      0.78%++       1.24%++
Ratio of Expenses to Average Net Assets
   (Excluding Fee Waivers) ......................      0.69%++       0.75%++
Ratio of Net Investment Income to
   Average Net Assets
   (Excluding Fee Waivers) ......................      0.59%++       0.99%++

  * COMMENCEMENT OF OPERATIONS.
 ** AMOUNT IS LESS THAN $0.01 PER SHARE.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. THE RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD INDICATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ ALL RATIOS HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS                               COMMERCE CAPITAL
APRIL 30, 2003 (UNAUDITED)                                      GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 44 portfolios. The financial statements herein are those of one such fund, the Commerce Capital Government Money Market Fund (the "Fund"). The Fund offers two classes of shares: Institutional Class Shares and Administration Class Shares. The Financial Highlights of the Administration Class Shares are presented in a separate annual report. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

Commerce Capital Government Money Market Fund commenced operations on September 9, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES --The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in agreement with Rule 2a-7 of the Investment Company Act of 1940. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

NOTES TO THE FINANCIAL STATEMENTS                               COMMERCE CAPITAL
APRIL 30, 2003 (UNAUDITED)                                      GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized gains/losses are allocated to the respective class on the basis of relative net assets.

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

     DEFERRED OFFERING COSTS -- Offering Costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve-month period from the Fund's inception on September 9, 2002.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the six months ended April 30, 2003, the Fund paid the Distributor $15,155 through a reduction in the yield earned on those repurchase agreements.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENCY AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Fund's average daily net assets up to $500 million; 0.06% of the average daily net assets from $500 million up to and including $1 billion; and 0.05% of the average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

NOTES TO THE FINANCIAL STATEMENTS                               COMMERCE CAPITAL
APRIL 30, 2003 (UNAUDITED)                                      GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991 as Amended and Restated November 12, 2002. The Distributor receives no fees for its distribution services under this agreement.

Forum Shareholder Services LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.50% of the average daily net assets of the Institutional Class Shares. Fee waivers are voluntary and may be terminated at any time upon sixty days written notice to the Fund.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

7. CONCENTRATION OF CREDIT RISK:

The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in government securities and securities backed by the U.S. Government. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2003 is as follows:
                             S & P                  MOODY'S
                       ---------------         ---------------
                       A1+      100.0%         P1       100.0%
                                ------                  ------
                                100.0%                  100.0%
                                ======                  ======

                                      NOTES

                                      NOTES

                                      NOTES

                             COMMERCE CAPITAL FUNDS
                                  P.O. Box 446
                               Portland, ME 04112

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                               One Commerce Square
                          2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                              INDEPENDENT AUDITORS:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


          This information must be preceded or accompanied by a current prospectus for the Fund described.

CCF-SA-001-0100

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                              SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.